Leases - Schedule of consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Interest on lease liabilities	$ 828	$ 1,033
Expense relating to leases of low-value assets	450	115
Expense relating to short-term leases	$ 559	$ 862